Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	$ 51,000	$ 319,000
Derivative Issuances
Settlement of conversion feature liability	(97,000)	(33,000)
Adjustments to estimated fair value	55,000	(235,000)
Derivative Liabilities, Ending Balance	9,000	51,000
Warrants [Member]
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	51,000	286,000
Derivative Issuances
Settlement of conversion feature liability	(97,000)
Adjustments to estimated fair value	55,000	(235,000)
Derivative Liabilities, Ending Balance	9,000	51,000
Conversion Feature Liability [Member]
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance		33,000
Derivative Issuances
Settlement of conversion feature liability		$ (33,000)